Financial Instruments (Details 1) - Credit risk [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Maximum exposure to credit risk	R$ 13,720,298	R$ 12,309,101
Cash And Cash Equivalents Financial Asset [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	3,130,363	4,161,939
Bonds And Securities One [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	691,781	529,708
Pledges And Restricted Deposits Linked [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	9	9
Trade Accounts Receivable Financial Assets [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	4,463,146	4,078,882
Sectorial Financial Assets [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	800,926	0
Accounts Receivable Related To The Concession [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	3,679,554	2,610,731
Accounts Receivable Related To The Concession Bonus From The Grant [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	845,219	821,804
Accounts Receivable Generation Concessions [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	78,673	75,425
Other Temporary Investments One [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	R$ 30,627	R$ 30,603